Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Class A Ordinary Shares Subject to Redemption

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(822,250)
Class A Ordinary Shares issuance costs	(7,466,569)
Plus:
Remeasurement of carrying value to redemption value	8,952,240
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$127,163,421

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(822,250)
Class A Ordinary Shares issuance costs	(7,466,569)
Plus:
Accretion for Class A Ordinary Shares to redemption amount	8,952,240
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$127,163,421
Plus:
Accretion for Class A Ordinary Shares to redemption amount	1,363,977
Class A Ordinary Shares subject to possible redemption, March 31, 2025	128,527,398
Plus:
Accretion for Class A Ordinary Shares to redemption amount	1,374,969
Class A Ordinary Shares subject to possible redemption, June 30, 2025	$129,902,367
Plus:
Accretion for Class A Ordinary Shares to redemption amount	1,380,897
Class A Ordinary Shares subject to possible redemption, September 30, 2025	$131,283,264

Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share

The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Period From July 3, 2024 (Inception) Through December 31, 2024
	Class A	Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$54,823	$62,067
Denominator:
Weighted-average shares outstanding	3,424,586	3,877,057
Basic and diluted net income per Ordinary Share	$0.02	$0.02

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per Ordinary Share for each class of Ordinary Shares:

	For the Three Months Ended September 30, 2025		For the Nine Months Ended September 30, 2025		For the Period from July 3, 2024 (inception) through September 30, 2024
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per Ordinary Share:
Numerator:
Allocation of net income (loss)	$575,100	$210,431	$2,372,941	$868,266	$—	$(43,124)
Denominator:
Weighted-average shares outstanding	12,650,000	4,628,674	12,650,000	4,628,674	—	4,024,934
Basic and diluted net income (loss) per Ordinary Share	$0.05	$0.05	$0.19	$0.19	$—	$(0.01)

Schedule of Market Assumptions Used in Valuation

The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected business combination date	5.0%

November 12, 2024
Estimated share price	$9.93
Exercise price	$11.50
Term (years)	7.0
Annual risk-free rate	4.16%
Annual volatility after expected business combination date	5.0%

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Market Assumptions Used in Valuation

As discussed in Note 5 – Fair Value Measurements, the Company estimated the fair value of the Class C Units using the following Black-Scholes model assumptions on the date of grant:

August 30,
2025
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend yield	0%
M&A expected term (years)	1.0
de-SPAC scenario (years)	0.45
M&A Discount for lack of marketability (“DLOM”)	20%
deSPAC DLOM	12.5%

During the year ended December 31, 2024, the key inputs and assumptions used in the valuation of the Profit Interest Units were as follows:

December 31, 2024
Weighted average expected term (years)	6.0
Weighted average expected volatility	77.5%
Risk-free interest rate	4.2%
Dividend yield	0%
Weighted average marketability discount	32.5%

Schedule of Equipment Useful Lives
Computer hardware	4 years
Computer equipment	3 years